Debt (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revolving Line Of Credit [Abstract]
Long-term Line of Credit	$ 233,160,000	$ 141,750,000
Mortgage Loans on Real Estate [Line Items]
Carrying Value Of Collaterial Mortgage Loans	458,600,000
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2025
Noncash or Part Noncash Acquisition, Debt Assumed	87,600,000
Joint Ventures Ownership Percentage			60.00%
Ownership Interest in entity			100.00%
Fixed Interest Rate Loans [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	3.10%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	7.80%
Variable Interest Rate Loans [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	2.80%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	7.30%
Nonrecourse Mortgage Loan [Member]
Mortgage Loans on Real Estate [Line Items]
Nonrecourse Mortgage Fair Value	87,600,000
Repayments of Debt	10,500,000
Mortgage Loans on Real Estate, New Mortgage Loans	11,900,000
New Mortgage Loan [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt, Weighted Average Interest Rate	5.10%	5.50%
Debt Instrument, Term	10.4	10
Mortgage Loans on Real Estate, New Mortgage Loans	29,000,000	35,000,000
Derivative, Description of Variable Rate Basis		LIBOR
Spread		2.50%
Carey Storage Loan [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt, Weighted Average Interest Rate	6.70%	6.30%	7.00%
Debt Instrument, Term	8.2	8.5	10
Repayments of Debt			28,000,000
Mortgage Loans on Real Estate, New Mortgage Loans	4,600,000	17,100,000	25,000,000
Noncontrolling Interest In Mortgage Loans	2,800,000	8,200,000
Gain On Extinguishment of Debt			7,000,000
Carrying amount of debt extinguished			35,000,000
Noncontrolling Interest In Gain On Extinguishment Of Debt			4,200,000
Mortgage Loans Assumed [Member]
Mortgage Loans on Real Estate [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	88,700,000
Purchase Accounting Adjustment On Debt	1,100,000
Long-term Debt, Weighted Average Interest Rate	5.80%
Debt Instrument, Term	8.3
Limited Recourse Mortgage Loan [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, New Mortgage Loans	24,000,000
Eurocurrency Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	1.75%
Unsecured Revolving Line Of Credit [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	250,000,000
Line of Credit Facility, Expiration Date	June 2012
Secured Revolving Line Of Credit [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	30,000,000
Line of Credit Facility, Expiration Date	June 2012
New Unsecured Revolving Line Of Credit [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	450,000,000
Line of Credit Facility, Expiration Date	December 2014
Line of Credit Facility, Interest Rate Description	either (i) the Eurocurrency Rate or (ii) the Base Rate, in each case plus the Applicable Rate
Letters of Credit Outstanding, Amount	6,800,000
Line of Credit Facility, Covenant Terms	The line of credit requires us to ensure that the total Restricted Payments (as defined in the credit agreement) made in the current quarter, when added to the total for the three preceding fiscal quarters, does not exceed 90% of Adjusted Total EBITDA (as defined in the credit agreement), for the four preceding fiscal quarters. Restricted Payments include quarterly dividends and the total amount of shares repurchased by us, if any, in excess of $10.0 million per year. In addition to placing limitations on dividend distributions and share repurchases, the credit agreement stipulates six financial covenants that require us to maintain the following ratios and benchmarks at the end of each quarter (the quoted variables are specifically defined in the credit facility agreement): (i) a “maximum leverage” ratio, which requires us to maintain a ratio for “total outstanding indebtedness” to “total value” of 60% or less; (ii) a “maximum secured debt” ratio, which requires us to maintain a ratio for “total secured outstanding indebtedness” (inclusive of permitted “indebtedness of subsidiaries”) to “total value” of 40% or less; (iii) a “minimum combined equity value,” which requires us to maintain a “total value” less “total outstanding indebtedness” of at least $850.0 million. This amount must be adjusted in the event of any securities offering by adding 80% of the “fair market value of all net offering proceeds;” (iv) a “minimum fixed charge coverage ratio,” which requires us to maintain a ratio for “adjusted total EBITDA” to “fixed charges” of 1.40 to 1.00; (v) a “minimum unsecured interest coverage ratio,” which requires us to maintain a ratio of “unencumbered property NOI plus unencumbered management EBITDA” to “interest expense on total unsecured outstanding indebtedness of 2.00 to 1.00; and (vi) a limitation on “recourse indebtedness,” which prohibits us from incurring additional secured indebtedness other than “non-recourse indebtedness” or indebtedness that is recourse to us that exceeds $75.0 million or 5% of the “total value,” whichever is greater.
Debt Instrument, Covenant Compliance	We were in compliance with these covenants at December 31, 2011
Line of Credit, Unused Borrowing Capacity, Amount	210,000,000
Line Of Credit, Financing Costs for Modifications	6,700,000
New Unsecured Revolving Line Of Credit [Member] | Eurocurrency Rate [Member]
Revolving Line Of Credit [Abstract]
LIBOR	0.30%
New Unsecured Revolving Line Of Credit [Member] | Base Rate [Member]
Revolving Line Of Credit [Abstract]
Prime Rate	3.50%
Line of Credit Facility, Interest Rate at Period End	0.50%
New Unsecured Revolving Line Of Credit [Member] | Foreign Currencies Sublimit [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	150,000,000
New Unsecured Revolving Line Of Credit [Member] | Swing Line Loans Sublimit [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	35,000,000
New Unsecured Revolving Line Of Credit [Member] | Letters Of Credits Sublimit [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	50,000,000
New Unsecured Revolving Line Of Credit [Member] | Line Of Credit Additional Borrowing [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	$ 125,000,000
New Unsecured Revolving Line Of Credit [Member] | Maximum [Member] | Investment Grade Debt Rating [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Commitment Fee Percentage	0.40%
New Unsecured Revolving Line Of Credit [Member] | Maximum [Member] | Investment Grade Debt Rating [Member] | Eurocurrency Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	2.00%
New Unsecured Revolving Line Of Credit [Member] | Maximum [Member] | Investment Grade Debt Rating [Member] | Base Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	1.00%
New Unsecured Revolving Line Of Credit [Member] | Maximum [Member] | Non Investment Grade Debt Rating [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.40%
New Unsecured Revolving Line Of Credit [Member] | Maximum [Member] | Non Investment Grade Debt Rating [Member] | Eurocurrency Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	2.50%
New Unsecured Revolving Line Of Credit [Member] | Maximum [Member] | Non Investment Grade Debt Rating [Member] | Base Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	1.50%
New Unsecured Revolving Line Of Credit [Member] | Minimum [Member] | Investment Grade Debt Rating [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Commitment Fee Percentage	0.20%
New Unsecured Revolving Line Of Credit [Member] | Minimum [Member] | Investment Grade Debt Rating [Member] | Eurocurrency Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	1.10%
New Unsecured Revolving Line Of Credit [Member] | Minimum [Member] | Investment Grade Debt Rating [Member] | Base Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	0.10%
New Unsecured Revolving Line Of Credit [Member] | Minimum [Member] | Non Investment Grade Debt Rating [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.30%
New Unsecured Revolving Line Of Credit [Member] | Minimum [Member] | Non Investment Grade Debt Rating [Member] | Eurocurrency Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	1.75%
New Unsecured Revolving Line Of Credit [Member] | Minimum [Member] | Non Investment Grade Debt Rating [Member] | Base Rate [Member]
Revolving Line Of Credit [Abstract]
Line of Credit Facility, Interest Rate at Period End	0.75%